Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Stock Incentive Plans [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions [Table Text Block]
In calculating the compensation expense for its stock incentive plans, the Company used the following weighted average assumptions:

	Quarter ended
	June 28, 2013	June 29, 2012
Risk-free interest rate	1.27%	1.13%
Expected volatility	34%	36%
Expected term (in years)	6.47	6.45
Dividend yield	1.72%	2.87%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
For the quarters ended June 28, 2013 and June 29, 2012, the Company recognized stock-based compensation expense as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Cost of services	$6	$3
Selling, general and administrative	11	4
Total	$17	$7
Total, net of tax	$11	$4

The Company recognized stock-based compensation expense for fiscal 2013, fiscal 2012, and fiscal 2011 as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Cost of services	$22	$15	$12
Selling, general and administrative	27	21	44
Total	$49	$36	$56
Total, net of tax	$31	$23	$35

Disclosure of share based compensation arrangements by share based payment award
Information concerning RSUs granted under stock incentive plans is as follows:

	As of June 28, 2013
	Number of Shares	Weighted Average Fair Value per share
Outstanding as of March 29, 2013	2,263,272	$31.53
Granted	974,885	44.67
Released/Issued	(302,135)	32.31
Canceled/Forfeited	(310,511)	40.32
Outstanding as of June 28, 2013	2,625,511	35.57
Information concerning RSUs granted to nonemployee directors is as follows:

	As of June 28, 2013
	Number of Shares	Weighted Average Fair Value per share
Outstanding as of March 29, 2013	188,445	$39.85
Granted	—	—
Released/Issued	—	—
Canceled/Forfeited	—	—
Outstanding as of June 28, 2013	188,445	39.85
Stock options are generally exercisable for a term of ten years from the grant date. Information concerning stock options granted under the Company's stock incentive plans is as follows:

	As of June 28, 2013
	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (millions)
Outstanding as March 29, 2013	15,140,567	$43.23	5.45	$113
Granted	2,059,857	44.67
Exercised	(466,283)	36.83		4
Canceled/Forfeited	(692,297)	32.75
Expired	(741,959)	51.94
Outstanding as of June 28, 2013	15,299,885	43.67	5.86	56
Vested and expected to vest in the future as of June 28, 2013	15,005,999	43.77	5.76	54
Exercisable as of June 28, 2013	10,943,403	46.58	4.49	22

Information concerning RSUs granted to nonemployee directors during fiscal 2013, fiscal 2012, and fiscal 2011 is as follows:

	Number of Shares	Weighted Average Fair Value
Outstanding as of April 2, 2010	133,221	$46.47
Granted	25,700	39.46
Settled	(180)	42.69
Canceled/Forfeited	—	—
Outstanding as of April 1, 2011	158,741	45.34
Granted	37,800	30.07
Settled	(180)	42.69
Canceled/Forfeited	—	—
Outstanding as of March 30, 2012	196,361	42.81
Granted	42,800	30.30
Settled	(50,716)	43.30
Canceled/Forfeited	—	—
Outstanding as of March 29, 2013	188,445	39.85
Information concerning stock options granted under stock incentive plans during fiscal 2013, fiscal 2012, and fiscal 2011 is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In millions)
Outstanding as of April 2, 2010	17,008,397	$46.36	5.58	$141
Granted	2,818,874	48.23
Exercised	(1,868,544)	40.61		22
Canceled/Forfeited	(324,612)	46.00
Expired	(573,922)	55.52
Outstanding as of April 1, 2011	17,060,193	47.00	5.54	69
Granted	2,457,509	38.18
Exercised	(428,844)	35.95		5
Canceled/Forfeited	(579,069)	41.75
Expired	(776,227)	49.05
Outstanding as of March 30, 2012	17,733,562	46.13	5.08	1
Granted	3,707,172	27.46
Exercised	(1,497,686)	39.27		10
Canceled/Forfeited	(1,113,422)	35.36
Expired	(3,689,059)	45.28
Outstanding as of March 29, 2013	15,140,567	43.23	5.45	113
Vested and expected to vest in the future as of March 29, 2013	14,885,162	43.47	5.38	108
Exercisable as of March 29, 2013	10,694,088	47.92	4.05	36
Information concerning RSUs granted under stock incentive plans during fiscal 2013, fiscal 2012, and fiscal 2011, is as follows:

	Number of Shares	Weighted Average Fair Value
Outstanding as of April 2, 2010	1,154,668	$45.88
Granted	492,523	48.15
Settled	(151,893)	50.40
Canceled/Forfeited	(16,728)	51.94
Outstanding as of April 1, 2011	1,478,570	46.10
Granted	1,009,743	35.45
Settled	(419,351)	48.21
Canceled/Forfeited	(328,037)	41.44
Outstanding as of March 30, 2012	1,740,925	40.29
Granted	1,724,639	26.12
Settled	(423,321)	33.17
Canceled/Forfeited	(778,971)	38.27
Outstanding as of March 29, 2013	2,263,272	31.53

Schedule of share based compensation shares authorized under stock option plans by exercise price range

	March 29, 2013
	Options Outstanding			Options Exercisable
Range of Option Exercise Price	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable	Weighted Average Exercise Price
$23.06-$39.04	5,269,835	$31.56	7.79	1,392,011	$36.87
$39.11-$48.61	6,075,780	45.73	4.77	5,531,586	45.82
$48.65-$60.25	3,794,952	55.06	3.27	3,770,491	55.08
	15,140,567			10,694,088